Note 8 - Loans Receivable, Net and Allowance for Loan Losses - Contractual Aging of the TDRs (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Troubled debt restructurings, current & past due less than 30 Day	$ 733	$ 781
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment	733	781
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Troubled debt restructurings, current & past due less than 30 Day
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Troubled debt restructurings, current & past due less than 30 Day	551	564
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment	551	564
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Troubled debt restructurings, current & past due less than 30 Day
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Troubled debt restructurings, current & past due less than 30 Day	133	133
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment	133	133
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Troubled debt restructurings, current & past due less than 30 Day
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Troubled debt restructurings, current & past due less than 30 Day	49	84
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment	49	84
Commercial Portfolio Segment [Member]
Troubled debt restructurings, current & past due less than 30 Day
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Consumer Portfolio Segment [Member]
Troubled debt restructurings, current & past due less than 30 Day
Troubled debt restructurings, past due 30-89 days
Troubled debt restructurings, greater than 90 days
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment